UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: July 31

Date of reporting period: January 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Western Asset Short Duration High Income Fund
Class A [SHIAX]	Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Western Asset Short Duration High Income Fund for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$49	0.95%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$545,536,863
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	390
Portfolio Turnover Rate	31%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Short Duration High Income Fund	PAGE 1	7085-STSR-0326

Western Asset Short Duration High Income Fund
Class C [LWHIX]	Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Western Asset Short Duration High Income Fund for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$85	1.66%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$545,536,863
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	390
Portfolio Turnover Rate	31%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Short Duration High Income Fund	PAGE 1	7984-STSR-0326

Western Asset Short Duration High Income Fund
Class C1 [SHICX]	Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Western Asset Short Duration High Income Fund for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$84	1.64%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$545,536,863
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	390
Portfolio Turnover Rate	31%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Short Duration High Income Fund	PAGE 1	7243-STSR-0326

Western Asset Short Duration High Income Fund
Class R [LWSRX]	Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Western Asset Short Duration High Income Fund for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$72	1.40%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$545,536,863
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	390
Portfolio Turnover Rate	31%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Short Duration High Income Fund	PAGE 1	7129-STSR-0326

Western Asset Short Duration High Income Fund
Class I [SHIYX]	Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Western Asset Short Duration High Income Fund for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$36	0.70%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$545,536,863
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	390
Portfolio Turnover Rate	31%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Short Duration High Income Fund	PAGE 1	7459-STSR-0326

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Short Duration High Income Fund
Financial Statements and Other Important Information
Semi-Annual  | January 31, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
January 31, 2026
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 76.9%
Communication Services — 11.7%
Diversified Telecommunication Services — 2.2%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	4,470,000	$3,249,278 (a)
Altice France Lux 3/Altice Holdings 1, Senior Notes	10.000%	1/15/33	500,000	483,553 (a)
Altice France SA, Senior Secured Notes	9.500%	11/1/29	653,226	670,760 (a)
Altice France SA, Senior Secured Notes	6.875%	10/15/30	2,035,063	2,002,386 (a)
Altice France SA, Senior Secured Notes	6.500%	4/15/32	871,159	851,388 (a)
Level 3 Financing Inc., Senior Secured Notes	6.875%	6/30/33	2,600,000	2,680,759 (a)
WULF Compute LLC, Senior Secured Notes	7.750%	10/15/30	1,860,000	1,941,747 (a)
Total Diversified Telecommunication Services				11,879,871
Entertainment — 0.9%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	1,730,000	717,950 (a)
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	1,470,000	1,489,820 (a)
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	2,935,000	2,586,469
Total Entertainment				4,794,239
Media — 7.3%
AMC Networks Inc., Senior Secured Notes	10.250%	1/15/29	880,000	918,234 (a)
American News Co. LLC, Senior Secured Notes (11.000% Cash or 12.500% PIK)	11.000%	12/1/31	3,416,742	3,826,751 (a)(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	3/1/30	4,900,000	4,684,086 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	1,600,000	1,504,953 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	3,000,000	2,694,772
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.000%	2/1/33	770,000	777,999 (a)
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.125%	2/15/31	1,080,000	1,126,935 (a)
DirecTV Financing LLC, Senior Secured Notes	8.875%	2/1/30	1,970,000	1,997,105 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	990,000	1,020,580 (a)
DISH DBS Corp., Senior Notes	7.750%	7/1/26	2,327,000	2,280,237
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	1,340,000	1,303,293 (a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,200,000	1,162,251 (a)
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	1,650,000	1,708,522 (a)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	6,273,000	6,880,008
See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
EchoStar Corp., Senior Secured Notes (6.750% Cash or 6.750% PIK)	6.750%	11/30/30	517,020	$526,837 (b)
Getty Images Inc., Senior Secured Notes	11.250%	2/21/30	150,000	134,385 (a)
Getty Images Inc., Senior Secured Notes	10.500%	11/15/30	810,000	820,836 (a)
Gray Media Inc., Secured Notes	9.625%	7/15/32	1,630,000	1,681,763 (a)
Univision Communications Inc., Senior Secured Notes	8.000%	8/15/28	850,000	877,690 (a)
Univision Communications Inc., Senior Secured Notes	9.375%	8/1/32	1,720,000	1,852,657 (a)
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	1,280,000	1,312,582 (a)
Virgin Media Finance PLC, Senior Notes	5.000%	7/15/30	400,000	349,857 (a)
VZ Secured Financing BV, Senior Secured Notes	7.500%	1/15/33	700,000	702,616 (a)
Total Media				40,144,949
Wireless Telecommunication Services — 1.3%
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	3,540,000	2,583,461 (a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	3,320,000	2,128,591 (a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	640,000	238,097 (a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	6.750%	1/15/33	2,240,000	2,187,159 (a)
Total Wireless Telecommunication Services				7,137,308

Total Communication Services				63,956,367
Consumer Discretionary — 14.2%
Automobile Components — 3.0%
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	3,000,000	2,928,354
American Axle & Manufacturing Inc., Senior Secured Notes	6.375%	10/15/32	2,080,000	2,123,191 (a)
Clarios Global LP/Clarios US Finance Co., Senior Secured Notes	6.750%	2/15/30	3,280,000	3,433,065 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	2,600,000	2,704,156 (a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	200,000	204,854 (c)
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	3,400,000	3,411,356 (a)
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	1,250,000	1,281,974 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	480,000	478,943 (a)
Total Automobile Components				16,565,893
Automobiles — 1.5%
Ford Motor Co., Senior Notes	6.100%	8/19/32	1,000,000	1,041,119
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	1,970,000	1,861,541 (a)
See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Automobiles — continued
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	5,800,000	$5,325,502 (a)
Total Automobiles				8,228,162
Diversified Consumer Services — 0.2%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	1,132,000	1,130,254 (a)
Hotels, Restaurants & Leisure — 6.0%
Brightstar Lottery PLC/Brightstar Global Solutions Corp., Senior Secured Notes	5.750%	1/15/33	1,150,000	1,143,779 (a)
Carnival Corp., Senior Notes	5.125%	5/1/29	5,090,000	5,152,049 (a)
Carnival Corp., Senior Notes	5.875%	6/15/31	250,000	258,596 (a)
Carnival Corp., Senior Notes	6.125%	2/15/33	140,000	144,085 (a)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., Senior Secured Notes	4.625%	1/15/29	1,500,000	1,451,396 (a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	2,770,000	2,534,550 (a)
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	150,000	153,608
Las Vegas Sands Corp., Senior Notes	6.000%	6/14/30	1,040,000	1,085,375
Life Time Inc., Senior Secured Notes	6.000%	11/15/31	1,310,000	1,343,811 (a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,000,000	990,583 (a)
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	1,980,000	1,977,102 (a)
MGM Resorts International, Senior Notes	5.500%	4/15/27	1,140,000	1,147,790
NCL Corp. Ltd., Senior Notes	5.875%	1/15/31	2,760,000	2,768,866 (a)
NCL Corp. Ltd., Senior Notes	6.750%	2/1/32	410,000	420,380 (a)
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Senior Secured Notes	6.250%	10/15/30	1,890,000	1,919,546 (a)
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC, Senior Notes	8.625%	1/15/32	790,000	806,736 (a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	4,500,000	4,520,551 (a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	2,000,000	2,134,120 (a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	250,000	249,956 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	5.125%	10/1/29	2,300,000	2,307,914 (a)
Total Hotels, Restaurants & Leisure				32,510,793
Household Durables — 1.0%
Dream Finders Homes Inc., Senior Notes	8.250%	8/15/28	2,000,000	2,063,604 (a)
Dream Finders Homes Inc., Senior Notes	6.875%	9/15/30	1,300,000	1,318,007 (a)
Newell Brands Inc., Senior Notes	8.500%	6/1/28	670,000	702,934 (a)
See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Household Durables — continued
TopBuild Corp., Senior Notes	4.125%	2/15/32	1,400,000	$1,332,116 (a)
Total Household Durables				5,416,661
Specialty Retail — 2.5%
Academy Ltd., Senior Secured Notes	6.000%	11/15/27	440,000	441,970 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.375%	1/15/29	2,500,000	2,486,425 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	1,440,000	1,527,588 (a)
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	1,510,000	1,472,671 (a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	2,880,000	2,850,490 (a)
Petco Health & Wellness Co. Inc., Senior Secured Notes	8.250%	2/1/31	1,320,000	1,324,698 (a)(d)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	780,000	809,090
Upbound Group Inc., Senior Notes	6.375%	2/15/29	2,590,000	2,569,219 (a)
Total Specialty Retail				13,482,151

Total Consumer Discretionary				77,333,914
Consumer Staples — 0.8%
Beverages — 0.2%
Primo Water Holdings Inc./Triton Water Holdings Inc., Senior Notes	6.250%	4/1/29	1,130,000	1,131,828 (a)
Food Products — 0.6%
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed Ingredients Inc., Secured Notes	4.625%	3/1/29	1,360,000	1,311,654 (a)
TKC Holdings Inc., Senior Secured Notes	6.875%	5/15/28	1,796,000	1,812,949 (a)
Total Food Products				3,124,603

Total Consumer Staples				4,256,431
Energy — 9.3%
Energy Equipment & Services — 0.5%
Nabors Industries Inc., Senior Notes	8.875%	8/15/31	1,830,000	1,862,164 (a)
WBI Operating LLC, Senior Notes	6.250%	10/15/30	1,000,000	1,008,095 (a)
Total Energy Equipment & Services				2,870,259
Oil, Gas & Consumable Fuels — 8.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Senior Notes	5.750%	10/15/33	1,270,000	1,284,537 (a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	630,000	633,399 (a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.000%	7/15/29	2,980,000	3,107,106 (a)
See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	310,000	$328,851 (a)
Chord Energy Corp., Senior Notes	6.000%	10/1/30	970,000	989,447 (a)
Chord Energy Corp., Senior Notes	6.750%	3/15/33	1,970,000	2,043,396 (a)
Crescent Energy Finance LLC, Senior Notes	7.625%	4/1/32	3,000,000	2,977,388 (a)
Granite Ridge Resources Inc., Senior Notes	8.875%	11/5/29	3,110,000	2,991,453 (a)
Hess Midstream Operations LP, Senior Notes	5.875%	3/1/28	1,140,000	1,162,182 (a)
Hess Midstream Operations LP, Senior Notes	4.250%	2/15/30	160,000	156,372 (a)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	6.000%	4/15/30	1,350,000	1,329,416 (a)
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	9.410%	9/30/29	2,648,649	2,754,595 (a)(e)(f)(g)
Northern Oil & Gas Inc., Senior Notes	8.750%	6/15/31	1,500,000	1,552,485 (a)
Permian Resources Operating LLC, Senior Notes	8.000%	4/15/27	510,000	514,928 (a)
Permian Resources Operating LLC, Senior Notes	5.875%	7/1/29	3,500,000	3,513,612 (a)
Permian Resources Operating LLC, Senior Notes	9.875%	7/15/31	646,000	693,398 (a)
Rockies Express Pipeline LLC, Senior Notes	6.750%	3/15/33	410,000	432,976 (a)
Summit Midstream Holdings LLC, Senior Secured Notes	8.625%	10/31/29	520,000	543,577 (a)
Sunoco LP, Junior Subordinated Notes (7.875% to 9/18/30 then 5 year Treasury Constant Maturity Rate + 4.230%)	7.875%	9/18/30	2,563,000	2,641,530 (a)(g)(h)
Sunoco LP, Senior Notes	5.625%	3/15/31	1,260,000	1,268,315 (a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Notes	7.375%	2/15/29	570,000	591,202 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	1,690,000	1,467,520 (a)
Venture Global LNG Inc., Senior Secured Notes	9.500%	2/1/29	1,880,000	2,003,131 (a)
Venture Global LNG Inc., Senior Secured Notes	7.000%	1/15/30	1,160,000	1,167,947 (a)
Venture Global LNG Inc., Senior Secured Notes	8.375%	6/1/31	5,500,000	5,629,057 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.125%	12/15/30	810,000	834,115 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.500%	5/1/33	2,820,000	3,093,478 (a)
Vermilion Energy Inc., Senior Notes	6.875%	5/1/30	2,000,000	1,999,730 (a)
Total Oil, Gas & Consumable Fuels				47,705,143

Total Energy				50,575,402
See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financials — 9.0%
Banks — 2.0%
Banco Santander SA, Junior Subordinated Notes (9.625% to 11/21/33 then 5 year Treasury Constant Maturity Rate + 5.298%)	9.625%	5/21/33	1,200,000	$1,448,848 (g)(h)
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. Term SOFR + 3.193%)	5.875%	3/15/28	690,000	698,883 (g)(h)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	2,520,000	2,677,986 (a)(g)(h)
BNP Paribas SA, Junior Subordinated Notes (8.000% to 8/22/31 then 5 year Treasury Constant Maturity Rate + 3.727%)	8.000%	8/22/31	480,000	524,449 (a)(g)(h)
Citigroup Inc., Junior Subordinated Notes (7.200% to 5/15/29 then 5 year Treasury Constant Maturity Rate + 2.905%)	7.200%	5/15/29	1,300,000	1,352,802 (g)(h)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	1,480,000	1,607,552 (g)(h)
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	2,300,000	2,410,915 (g)
Total Banks				10,721,435
Capital Markets — 0.5%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	790,000	741,644 (g)(h)
Coinbase Global Inc., Senior Notes	3.375%	10/1/28	1,100,000	1,050,865 (a)
Credit Suisse AG AT1 Claim	—	—	1,010,000	0 *(e)(f)(i)
StoneX Group Inc., Secured Notes	7.875%	3/1/31	910,000	968,711 (a)
Total Capital Markets				2,761,220
Consumer Finance — 0.7%
FirstCash Inc., Senior Notes	5.625%	1/1/30	2,380,000	2,393,011 (a)
Midcap Financial Issuer Trust, Senior Notes	6.500%	5/1/28	1,180,000	1,183,144 (a)
Total Consumer Finance				3,576,155
Financial Services — 2.3%
Block Inc., Senior Notes	5.625%	8/15/30	1,200,000	1,222,018 (a)
Burford Capital Global Finance LLC, Senior Notes	6.875%	4/15/30	870,000	851,486 (a)
Capstone Borrower Inc., Senior Secured Notes	8.000%	6/15/30	520,000	483,958 (a)
See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — continued
Jane Street Group/JSG Finance Inc., Senior Secured Notes	4.500%	11/15/29	660,000	$650,754 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	1,690,000	1,777,851 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	210,000	214,002 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	60,000	62,436 (a)
NCR Atleos Corp., Senior Secured Notes	9.500%	4/1/29	1,350,000	1,447,492 (a)
Rocket Cos. Inc., Senior Notes	6.125%	8/1/30	1,300,000	1,331,725 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	9.500%	6/1/28	3,700,000	3,851,863 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	1,000,000	949,622 (a)
Total Financial Services				12,843,207
Insurance — 1.5%
Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes	6.750%	7/1/32	470,000	482,188 (a)
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	2,440,000	2,478,906 (a)
Asurion LLC and Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	3,740,000	3,910,000 (a)
Asurion LLC and Asurion Co-Issuer Inc., Senior Secured Notes	8.375%	2/1/34	670,000	677,973 (a)
Ryan Specialty LLC, Senior Secured Notes	5.875%	8/1/32	750,000	762,869 (a)
Total Insurance				8,311,936
Mortgage Real Estate Investment Trusts (REITs) — 2.0%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	270,000	269,191 (a)
Arbor Realty SR Inc., Senior Notes	8.500%	12/15/28	1,710,000	1,666,949 (a)
Arbor Realty SR Inc., Senior Notes	7.875%	7/15/30	1,160,000	1,064,588 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.750%	6/15/29	2,710,000	2,688,997 (a)
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	2,890,000	3,051,473 (a)
Starwood Property Trust Inc., Senior Notes	6.000%	4/15/30	1,970,000	2,026,192 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				10,767,390

Total Financials				48,981,343
See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care — 7.7%
Health Care Equipment & Supplies — 0.4%
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	2,330,000	$2,407,730 (a)
Health Care Providers & Services — 4.6%
Akumin Inc., Senior Secured Notes (9.000% Cash or 8.000% Cash + 2.000% PIK)	9.000%	8/1/27	1,310,000	1,289,269 (a)(b)
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	1,220,000	1,122,888 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	4,480,000	4,022,061 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	4,346,000	4,684,067 (a)
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	1,000,000	1,074,085 (a)
LifePoint Health Inc., Senior Secured Notes	11.000%	10/15/30	4,650,000	5,076,996 (a)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	2,400,000	2,528,316 (a)
TEAM Services Holding Inc., Senior Secured Notes	9.000%	2/15/33	1,210,000	1,210,000 (a)(d)
Tenet Healthcare Corp., Senior Secured Notes	5.500%	11/15/32	3,490,000	3,527,571 (a)
U.S. Renal Care Inc., Senior Secured Notes	10.625%	6/28/28	693,000	594,247 (a)
Total Health Care Providers & Services				25,129,500
Life Sciences Tools & Services — 0.4%
Avantor Funding Inc., Senior Notes	3.875%	11/1/29	2,100,000	2,017,720 (a)
Pharmaceuticals — 2.3%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	2,580,000	2,650,336 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	2,430,000	1,925,532 (a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	2,779,000	2,781,122
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.750%	3/1/28	250,000	259,760
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.875%	9/15/29	2,540,000	2,786,957
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	1,000,000	1,148,394
Teva Pharmaceutical Finance Netherlands IV BV, Senior Notes	5.750%	12/1/30	830,000	860,026
Total Pharmaceuticals				12,412,127

Total Health Care				41,967,077
See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Industrials — 13.8%
Aerospace & Defense — 2.4%
AAR Escrow Issuer LLC, Senior Notes	6.750%	3/15/29	1,940,000	$2,009,057 (a)
Axon Enterprise Inc., Senior Notes	6.125%	3/15/30	490,000	504,920 (a)
Axon Enterprise Inc., Senior Notes	6.250%	3/15/33	250,000	259,189 (a)
Bombardier Inc., Senior Notes	7.500%	2/1/29	370,000	384,574 (a)
Bombardier Inc., Senior Notes	8.750%	11/15/30	4,000,000	4,291,668 (a)
Bombardier Inc., Senior Notes	7.250%	7/1/31	2,200,000	2,338,411 (a)
TransDigm Inc., Senior Secured Notes	6.750%	8/15/28	1,210,000	1,231,876 (a)
TransDigm Inc., Senior Secured Notes	6.375%	3/1/29	130,000	133,845 (a)
TransDigm Inc., Senior Secured Notes	6.875%	12/15/30	1,250,000	1,302,750 (a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	700,000	734,971 (a)
Total Aerospace & Defense				13,191,261
Building Products — 0.4%
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	1,790,000	1,857,325 (a)
Commercial Services & Supplies — 4.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	1,470,000	1,453,553 (a)
CoreCivic Inc., Senior Notes	8.250%	4/15/29	4,230,000	4,433,133
GEO Group Inc., Senior Notes	10.250%	4/15/31	4,400,000	4,803,502
GFL Environmental Inc., Senior Notes	6.750%	1/15/31	2,300,000	2,408,977 (a)
Madison IAQ LLC, Senior Secured Notes	4.125%	6/30/28	300,000	296,578 (a)
Neptune Bidco US Inc., Senior Secured Notes	10.375%	5/15/31	2,680,000	2,835,892 (a)
Neptune Bidco US Inc., Senior Secured Notes	9.500%	2/15/33	1,140,000	1,162,248 (a)
RB Global Holdings Inc., Senior Secured Notes	6.750%	3/15/28	1,330,000	1,356,375 (a)
RR Donnelley & Sons Co., Secured Notes	10.875%	8/1/29	2,220,000	2,278,270 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	1,090,000	1,135,244 (a)
Wrangler Holdco Corp., Senior Notes	6.625%	4/1/32	310,000	322,785 (a)
Total Commercial Services & Supplies				22,486,557
Construction & Engineering — 0.9%
Empire Communities Corp., Senior Notes	9.750%	5/1/29	2,520,000	2,607,131 (a)
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	2,210,000	2,441,681 (a)
Total Construction & Engineering				5,048,812
Electrical Equipment — 0.1%
Gates Corp., Senior Notes	6.875%	7/1/29	680,000	707,732 (a)
Ground Transportation — 0.8%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	2,610,000	2,598,129 (a)
See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Ground Transportation — continued
RXO Inc., Senior Notes	7.500%	11/15/27	1,480,000	$1,512,175 (a)
Total Ground Transportation				4,110,304
Machinery — 1.4%
Columbus McKinnon Corp., Senior Secured Notes	7.125%	2/1/33	580,000	583,419 (a)
Esab Corp., Senior Notes	6.250%	4/15/29	2,210,000	2,273,608 (a)
Park-Ohio Industries Inc., Senior Secured Notes	8.500%	8/1/30	1,760,000	1,808,867 (a)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	1,300,000	1,306,438
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	1,900,000	1,872,308 (a)
Total Machinery				7,844,640
Passenger Airlines — 2.8%
Air Canada, Senior Secured Notes	3.875%	8/15/26	1,170,000	1,166,242 (a)
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	950,000	967,736 (a)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	5,590,000	5,836,614 (a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	1,290,000	1,304,047 (a)
United Airlines Holdings Inc., Senior Notes	5.375%	3/1/31	1,490,000	1,506,660 (d)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	4,500,000	4,497,966 (a)
Total Passenger Airlines				15,279,265
Trading Companies & Distributors — 0.9%
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	900,000	945,165 (a)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	900,000	952,912 (a)
Herc Holdings Inc., Senior Notes	6.000%	3/15/34	640,000	643,602 (a)
United Rentals North America Inc., Senior Secured Notes	6.000%	12/15/29	2,500,000	2,563,720 (a)
Total Trading Companies & Distributors				5,105,399

Total Industrials				75,631,295
Information Technology — 3.8%
Communications Equipment — 0.5%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	1,290,000	1,370,776 (a)
Viasat Inc., Senior Notes	7.500%	5/30/31	1,380,000	1,341,846 (a)
Total Communications Equipment				2,712,622
Electronic Equipment, Instruments & Components — 0.7%
EquipmentShare.com Inc., Secured Notes	9.000%	5/15/28	610,000	638,240 (a)
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	3,150,000	3,371,373 (a)
Total Electronic Equipment, Instruments & Components				4,009,613
IT Services — 0.5%
APLD ComputeCo LLC, Senior Secured Notes	9.250%	12/15/30	950,000	987,994 (a)
See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

IT Services — continued
CoreWeave Inc., Senior Notes	9.250%	6/1/30	1,600,000	$1,577,157 (a)
CoreWeave Inc., Senior Notes	9.000%	2/1/31	220,000	214,172 (a)
Total IT Services				2,779,323
Semiconductors & Semiconductor Equipment — 0.2%
Qnity Electronics Inc., Senior Secured Notes	5.750%	8/15/32	1,210,000	1,234,156 (a)
Software — 1.6%
Citrix Systems Inc., Senior Secured Notes	4.500%	12/1/27	1,790,000	1,723,693
Cloud Software Group Inc., Secured Notes	9.000%	9/30/29	2,770,000	2,800,335 (a)
Cloud Software Group Inc., Senior Secured Notes	6.500%	3/31/29	1,700,000	1,691,130 (a)
Cloud Software Group Inc., Senior Secured Notes	6.625%	8/15/33	880,000	844,463 (a)
Gen Digital Inc., Senior Notes	6.750%	9/30/27	1,130,000	1,140,329 (a)
Gen Digital Inc., Senior Notes	7.125%	9/30/30	210,000	215,427 (a)
Total Software				8,415,377
Technology Hardware, Storage & Peripherals — 0.3%
Diebold Nixdorf Inc., Senior Secured Notes	7.750%	3/31/30	780,000	828,028 (a)
Seagate Data Storage Technology Pte Ltd., Senior Notes	5.875%	7/15/30	630,000	649,519 (a)
Total Technology Hardware, Storage & Peripherals				1,477,547

Total Information Technology				20,628,638
Materials — 3.2%
Chemicals — 0.3%
Celanese US Holdings LLC, Senior Notes	6.500%	4/15/30	1,200,000	1,221,667
Celanese US Holdings LLC, Senior Notes	7.000%	2/15/31	310,000	317,286
Total Chemicals				1,538,953
Construction Materials — 0.1%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	6.000%	11/1/28	390,000	391,468 (a)
Metals & Mining — 2.8%
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	2,500,000	2,592,007 (a)
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	5,080,000	5,335,697 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	4,660,000	4,900,927 (a)
Hudbay Minerals Inc., Senior Notes	6.125%	4/1/29	2,660,000	2,686,456 (a)
Total Metals & Mining				15,515,087

Total Materials				17,445,508
See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Real Estate — 2.3%
Diversified REITs — 1.1%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	1,500,000	$1,467,472
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.692%	6/5/28	290,000 GBP	346,545
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	516,000	442,828
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	610,000	653,882 (a)
Uniti Group LP/Uniti Group Finance 2019 Inc./ CSL Capital LLC, Senior Notes	6.500%	2/15/29	2,700,000	2,628,411 (a)
Uniti Group LP/Uniti Group Finance 2019 Inc./ CSL Capital LLC, Senior Notes	8.625%	6/15/32	400,000	403,394 (a)(d)
Total Diversified REITs				5,942,532
Health Care REITs — 0.3%
Diversified Healthcare Trust, Senior Notes	4.750%	2/15/28	430,000	415,304
Diversified Healthcare Trust, Senior Secured Notes	7.250%	10/15/30	1,030,000	1,062,136 (a)
Total Health Care REITs				1,477,440
Real Estate Management & Development — 0.5%
Five Point Operating Co. LP, Senior Notes	8.000%	10/1/30	2,560,000	2,662,172 (a)
Specialized REITs — 0.4%
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	1,950,000	1,991,662 (a)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	570,000	576,839 (a)
Total Specialized REITs				2,568,501

Total Real Estate				12,650,645
Utilities — 1.1%
Electric Utilities — 1.1%
NRG Energy Inc., Senior Notes	5.750%	1/15/34	2,740,000	2,759,459 (a)
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	3,200,000	3,364,000 (a)

Total Utilities				6,123,459
Total Corporate Bonds & Notes (Cost — $411,792,722)				419,550,079
Senior Loans — 9.5%
Communication Services — 1.7%
Diversified Telecommunication Services — 0.3%
QualityTech LP, Term Loan (1 mo. Term SOFR + 3.500%)	7.182%	11/4/31	1,528,450	1,532,271 (f)(g)(j)(k)
Entertainment — 0.2%
UFC Holdings LLC, Term Loan B5 (3 mo. Term SOFR + 2.000%)	5.868%	11/21/31	1,273,600	1,277,809 (g)(j)(k)
See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Interactive Media & Services — 0.4%
X Corp., Term Loan B1 (6 mo. Term SOFR + 6.750%)	10.448%	10/26/29	287,775	$287,745 (g)(j)(k)
X Corp., Term Loan B3	9.500%	10/26/29	1,660,000	1,721,005 (j)(k)
Total Interactive Media & Services				2,008,750
Media — 0.8%
CB Poly US Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 5.500%)	9.172%	5/18/29	1,567,350	1,462,048 (g)(j)(k)
Diamond Sports Net LLC, First Lien Exit Term Loan (15.000% PIK)	15.000%	1/2/28	2,082,637	601,736 (b)(j)(k)
Learfield Communications LLC, 2024 Term Loan B (1 mo. Term SOFR + 4.750%)	8.422%	6/30/28	1,254,528	1,260,173 (g)(j)(k)
Versant Media Group Inc., Initial Term Loan (3 mo. Term SOFR + 3.500%)	7.161%	1/30/31	970,000	971,213 (g)(j)(k)
Total Media				4,295,170

Total Communication Services				9,114,000
Consumer Discretionary — 1.9%
Automobile Components — 0.3%
ABC Technologies Inc., Term Loan B	11.922%	1/2/40	1,737,883	1,737,883 (e)(f)(g)(j)(k)
First Brands Group LLC, 2021 First Lien Term Loan (1 mo. Term SOFR + 7.114%)	10.814%	3/30/27	614,335	3,431 (g)(j)(k)
First Brands Group LLC, DIP Roll Up Term Loan (1 mo. Term SOFR + 7.000%)	10.688%	6/29/26	785,622	6,191 (g)(j)(k)
First Brands Group LLC, USD DIP Term Loan (1 mo. Term SOFR + 10.000%)	13.688%	6/29/26	273,572	41,264 (g)(j)(k)
Total Automobile Components				1,788,769
Diversified Consumer Services — 0.4%
WW International Inc., Take-Back Term Loan (3 mo. Term SOFR + 6.800%)	10.489%	6/24/30	2,335,798	2,079,234 (g)(j)(k)(l)
Hotels, Restaurants & Leisure — 0.5%
Catawba Nation Gaming Authority, Initial Term Loan B (3 mo. Term SOFR + 4.750%)	8.417%	3/29/32	1,760,000	1,800,700 (g)(j)(k)
Peninsula Pacific Entertainment LLC, Closing Date Term Loan Facility B (3 mo. Term SOFR + 4.750%)	8.422%	10/1/32	912,083	918,924 (f)(g)(j)(k)
Peninsula Pacific Entertainment LLC, Delayed Draw Term Loan Facility B	—	10/1/32	213,917	215,521 (f)(m)
Total Hotels, Restaurants & Leisure				2,935,145
Specialty Retail — 0.7%
Petco Health and Wellness Co. Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 3.512%)	7.184%	3/3/28	1,278,797	1,278,483 (g)(j)(k)(l)
See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Specialty Retail — continued
Petco Health and Wellness Co. Inc., Term Loan B	—	1/22/31	1,240,000	$1,215,863 (l)
Spencer Spirit IH LLC, Initial Term Loan (1 mo. Term SOFR + 4.750%)	8.424%	7/15/31	1,203,205	1,209,227 (g)(j)(k)
Total Specialty Retail				3,703,573

Total Consumer Discretionary				10,506,721
Consumer Staples — 0.0%††
Household Products — 0.0%††
Knight Health Holdings LLC, Term Loan B (1 mo. Term SOFR + 5.364%)	9.036%	12/23/28	186,743	61,703 (g)(j)(k)

Financials — 0.9%
Consumer Finance — 0.2%
Blackhawk Network Holdings Inc., Term Loan B (3 mo. Term SOFR + 4.000%)	7.672%	3/12/29	896,395	898,448 (g)(j)(k)
Financial Services — 0.4%
Nexus Buyer LLC, Amendment No. 9 Refinancing Term Loan (1 mo. Term SOFR + 3.500%)	7.172%	7/31/31	1,965,212	1,924,394 (g)(j)(k)
Nexus Buyer LLC, Amendment No. 10 Term Loan (1 mo. Term SOFR + 4.000%)	7.672%	7/31/31	329,175	324,855 (g)(j)(k)
Total Financial Services				2,249,249
Insurance — 0.3%
Asurion LLC, New Term Loan B10 (1 mo. Term SOFR + 4.100%)	7.772%	8/19/28	1,590,639	1,594,616 (g)(j)(k)

Total Financials				4,742,313
Health Care — 1.0%
Health Care Providers & Services — 0.8%
Aveanna Healthcare LLC, 2025 Term Loan (1 mo. Term SOFR + 3.750%)	7.422%	9/17/32	738,150	738,866 (g)(j)(k)
EyeCare Partners LLC, Term Loan B (4.730% Cash and 3.610% PIK)	8.340%	11/30/28	1,148,482	460,828 (b)(g)(j)(k)
Global Medical Response Inc., Initial Term Loan (3 mo. Term SOFR + 3.500%)	7.170%	10/1/32	1,270,000	1,275,861 (g)(j)(k)
LifePoint Health Inc., Term Loan B (3 mo. Term SOFR + 3.750%)	7.422%	5/16/31	692,826	693,585 (g)(j)(k)
TEAM Services Holding Inc., Term Loan	—	1/2/40	1,330,000	1,316,700 (l)
Total Health Care Providers & Services				4,485,840
See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Pharmaceuticals — 0.2%
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	7.772%	10/1/27	744,125	$714,048 (g)(j)(k)

Total Health Care				5,199,888
Industrials — 2.0%
Building Products — 0.2%
HP PHRG Borrower LLC, Closing Date Term Loan (3 mo. Term SOFR + 4.000%)	7.672%	2/20/32	995,000	976,344 (g)(j)(k)
Commercial Services & Supplies — 1.0%
DS Parent Inc., Term Loan B (3 mo. Term SOFR + 5.500%)	9.172%	1/31/31	1,920,750	1,735,878 (g)(j)(k)
LRS Holdings LLC, Term Loan B (1 mo. Term SOFR + 4.364%)	8.036%	8/31/28	1,125,705	1,114,448 (g)(j)(k)
Pye Barker Fire & Safety LLC, Closing Date Term Loan (3 mo. Term SOFR + 2.500%)	6.206%	12/16/32	652,500	653,587 (g)(j)(k)
Pye Barker Fire & Safety LLC, Initial Delayed Draw Term Loan	—	12/16/32	97,500	97,662 (m)
Thermostat Purchaser III Inc., Initial Term Loan B1 (3 mo. Term SOFR + 4.250%)	7.922%	8/31/28	1,881,919	1,866,271 (g)(j)(k)
Total Commercial Services & Supplies				5,467,846
Passenger Airlines — 0.3%
Spirit Airlines LLC, Contingent DIP Facility	—	1/1/30	1,127,890	225,578 *(n)
Spirit Airlines LLC, New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.680%	1/2/40	463,316	461,868 (g)(j)(k)
Spirit Airlines LLC, Roll Up Term Loan	—	10/14/26	974,174	852,402 (l)
Spirit Airlines LLC, Second New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.680%	7/14/26	114,905	114,546 (g)(j)(k)
Spirit Airlines LLC, Third DIP New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.680%	7/14/26	226,942	226,233 (g)(j)(k)
Total Passenger Airlines				1,880,627
Professional Services — 0.5%
Dayforce Inc., Term Loan B	—	8/20/32	1,630,000	1,588,231 (l)
Ryan LLC, 2025 Refinancing Term Loan (1 mo. Term SOFR + 3.500%)	7.172%	11/5/32	1,074,541	1,063,124 (g)(j)(k)
Total Professional Services				2,651,355

Total Industrials				10,976,172
Information Technology — 1.4%
Software — 1.4%
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. Term SOFR + 7.000%)	10.672%	2/19/29	1,450,000	1,296,539 (g)(j)(k)
See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Software — continued
Magenta Security Holdings LLC, First Out Term Loan (3 mo. Term SOFR + 7.010%)	10.677%	7/27/28	52,657	$42,257 (g)(j)(k)
Red Planet Borrower LLC, Initial Term Loan (1 mo. Term SOFR + 4.000%)	7.672%	9/8/32	860,000	858,052 (g)(j)(k)
Starlight Parent LLC, Term Loan (3 mo. Term SOFR + 4.000%)	7.701%	4/16/32	2,673,300	2,486,169 (f)(g)(j)(k)
X.Ai Corp., Initial Term Loan	12.500%	6/30/28	2,845,700	3,089,961 (j)(k)
Total Software				7,772,978
Technology Hardware, Storage & Peripherals — 0.0%††
Vericast Corp., 2024 Extended Term Loan (6 mo. Term SOFR + 7.750%)	11.622%	6/14/30	58,701	57,111 (g)(j)(k)

Total Information Technology				7,830,089
Materials — 0.4%
Chemicals — 0.2%
Hexion Holdings Corp., 2024 Refinancing Term Loan (1 mo. Term SOFR + 4.000%)	7.671%	3/15/29	1,282,776	1,259,128 (g)(j)(k)(l)
Containers & Packaging — 0.1%
Clydesdale Acquisition Holdings Inc., 2025 Incremental Closing Date Term Loan B (1 mo. Term SOFR + 3.250%)	6.922%	4/1/32	759,023	756,180 (g)(j)(k)
Metals & Mining — 0.1%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan (3 mo. CORRA + 2.000%)	4.258%	6/30/26	903,713	417,113 (e)(f)(g)(j)(k)

Total Materials				2,432,421
Utilities — 0.2%
Electric Utilities — 0.2%
Talen Energy Supply LLC, 2025 Incremental Term Loan B (3 mo. Term SOFR + 2.000%)	5.672%	11/25/32	820,000	821,230 (g)(j)(k)

Total Senior Loans (Cost — $55,726,548)				51,684,537
Asset-Backed Securities — 6.4%
720 East CLO Ltd., 2025-7A E (3 mo. Term SOFR + 4.750%)	8.418%	4/20/37	1,240,000	1,248,523 (a)(g)
Abry Liquid Credit CLO Ltd., 2025-2A D (3 mo. Term SOFR + 3.150%)	6.835%	1/15/39	880,000	885,591 (a)(g)
AGL CLO Ltd., 2021-16A DR (3 mo. Term SOFR + 2.400%)	6.068%	1/20/35	240,000	237,973 (a)(g)
Ameriquest Mortgage Securities Inc., Asset- Backed Pass-Through Certificates, 2002-C M1 (1 mo. Term SOFR + 3.489%)	7.162%	11/25/32	642,944	687,141 (g)
See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
AMMC CLO Ltd., 2024-30A D1R (3 mo. Term SOFR + 2.650%)	6.310%	4/15/39	750,000	$750,750 (a)(d)(g)
Apex Credit CLO LLC, 2021-2A CR (3 mo. Term SOFR + 3.750%)	7.418%	10/20/34	460,000	461,065 (a)(g)
Apex Credit CLO Ltd., 2019-2A D1NR (3 mo. Term SOFR + 3.500%)	7.168%	1/25/38	1,100,000	1,102,037 (a)(g)
Apex Credit CLO Ltd., 2020-1A DRR (3 mo. Term SOFR + 4.320%)	7.988%	4/20/35	560,000	560,008 (a)(g)
Apidos CLO Ltd., XXXA CR (3 mo. Term SOFR + 3.000%)	6.668%	10/18/31	750,000	754,010 (a)(g)
Bain Capital Credit CLO Ltd., 2019-1A DR2 (3 mo. Term SOFR + 3.100%)	6.768%	4/19/34	850,000	850,000 (a)(g)
Bain Capital Credit CLO Ltd., 2021-4A D (3 mo. Term SOFR + 3.362%)	7.029%	10/20/34	400,000	396,833 (a)(g)
Bear Mountain Park CLO Ltd., 2022-1A ER (3 mo. Term SOFR + 5.950%)	9.622%	7/15/37	980,000	981,720 (a)(g)
Black Diamond CLO Ltd., 2021-1A CR (3 mo. Term SOFR + 3.900%)	7.569%	11/22/34	990,000	995,888 (a)(g)
Capital Four US CLO Ltd., 2021-1A DR (3 mo. Term SOFR + 3.250%)	6.910%	1/18/35	1,050,000	1,055,436 (a)(d)(g)
Capital Four US CLO Ltd., 2025-4A D1 (3 mo. Term SOFR + 3.250%)	7.008%	10/18/38	870,000	868,669 (a)(g)
CarVal CLO Ltd., 2024-3A D1 (3 mo. Term SOFR + 3.000%)	6.668%	10/20/37	930,000	934,023 (a)(g)
CIFC Funding Ltd., 2021-1A D1R (3 mo. Term SOFR + 3.150%)	6.818%	7/25/37	500,000	503,877 (a)(g)
Clover CLO LLC, 2021-3A DR (3 mo. Term SOFR + 2.550%)	6.218%	1/25/35	610,000	610,804 (a)(g)
Dryden CLO Ltd., 2022-113A D1R3 (3 mo. Term SOFR + 3.000%)	6.672%	10/15/37	870,000	871,431 (a)(g)
Galaxy CLO Ltd., 2016-22A DR4 (3 mo. Term SOFR + 2.500%)	6.160%	4/16/34	1,020,000	1,021,732 (a)(d)(g)
Greywolf CLO Ltd., 2019-1A CR2 (3 mo. Term SOFR + 3.500%)	7.168%	4/17/34	500,000	503,403 (a)(g)
GSAA Home Equity Trust, 2006-5 2A3 (1 mo. Term SOFR + 0.654%)	4.327%	3/25/36	1,483,008	671,936 (g)
Hartwick Park CLO Ltd., 2023-1A ER (3 mo. Term SOFR + 4.850%)	8.518%	1/20/37	760,000	761,785 (a)(g)
Jamestown CLO Ltd., 2016-9A CR3 (3 mo. Term SOFR + 3.250%)	6.918%	7/25/34	710,000	711,652 (a)(g)
See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Jamestown CLO Ltd., 2021-17A DR (3 mo. Term SOFR + 3.500%)	7.168%	1/25/35	1,100,000	$1,103,074 (a)(g)
Magnetite Ltd., 2019-22A DRR (3 mo. Term SOFR + 2.900%)	6.572%	7/15/36	520,000	520,905 (a)(g)
Magnetite Ltd., 2023-39A E1R (3 mo. Term SOFR + 4.900%)	8.568%	1/25/37	703,558	709,605 (a)(g)
Marble Point CLO Ltd., 2021-4A D1R (3 mo. Term SOFR + 3.300%)	6.969%	1/22/35	1,250,000	1,253,489 (a)(g)
Mountain View CLO Ltd., 2015-9A CR (3 mo. Term SOFR + 3.382%)	7.054%	7/15/31	440,000	441,674 (a)(g)
MVW LLC, 2021-1WA C	1.940%	1/22/41	161,317	156,819 (a)
New Mountain CLO Ltd., 5A D1R (3 mo. Term SOFR + 3.150%)	6.818%	7/20/36	710,000	715,022 (a)(g)
Ocean Trails CLO Ltd., 2020-10A DR2 (3 mo. Term SOFR + 3.750%)	7.422%	10/15/34	1,390,000	1,400,221 (a)(g)
Ocean Trails CLO Ltd., 2022-12A D1R (3 mo. Term SOFR + 3.500%)	7.168%	7/20/35	550,000	551,552 (a)(g)
OHA Credit Funding Ltd., 2022-11A D1R (3 mo. Term SOFR + 2.850%)	6.518%	7/19/37	710,000	713,839 (a)(g)
Palmer Square Loan Funding Ltd., 2022-3A CR (3 mo. Term SOFR + 3.000%)	6.672%	4/15/31	730,000	734,568 (a)(g)
Palmer Square Loan Funding Ltd., 2024-1A C (3 mo. Term SOFR + 2.550%)	6.222%	10/15/32	500,000	502,532 (a)(g)
Palmer Square Loan Funding Ltd., 2024-3A C (3 mo. Term SOFR + 2.950%)	6.815%	8/8/32	900,000	904,011 (a)(g)
Palmer Square Loan Funding Ltd., 2024-3A CR (3 mo. Term SOFR + 1.850%)	5.510%	8/8/32	750,000	750,563 (a)(d)(g)
Point Au Roche Park CLO Ltd., 2021-1A D1R (3 mo. Term SOFR + 2.450%)	6.110%	1/20/39	900,000	900,900 (a)(d)(g)
PPM CLO Ltd., 2025-8A D1 (3 mo. Term SOFR + 3.000%)	6.668%	4/20/38	1,010,101	1,017,107 (a)(g)
RR Ltd., 2021-18A DR (3 mo. Term SOFR + 4.900%)	8.572%	7/15/40	1,040,000	1,050,746 (a)(g)
Structured Asset Securities Corp. Trust, 2005- SC1 1A2	6.343%	5/25/31	840,442	577,136 (a)(g)
TICP CLO Ltd., 2017-7A DR (3 mo. Term SOFR + 3.462%)	7.134%	4/15/33	790,000	790,181 (a)(g)
Voya CLO Ltd., 2018-2A D (3 mo. Term SOFR + 3.012%)	6.684%	7/15/31	940,000	943,619 (a)(g)
See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Voya CLO Ltd., 2020-3A D1RR (3 mo. Term SOFR + 2.700%)	6.370%	1/20/38	550,000	$551,682 (a)(g)

Total Asset-Backed Securities (Cost — $35,365,324)				34,715,532
Collateralized Mortgage Obligations(o) — 4.7%
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. Term SOFR + 2.946%)	6.626%	4/15/34	2,450,000	2,407,099 (a)(g)
CEDR Commercial Mortgage Trust, 2022-SNAI D (1 mo. Term SOFR + 2.376%)	6.056%	2/15/39	1,800,000	1,771,240 (a)(g)
Eagle RE Ltd., 2023-1 M2 (30 Day Average SOFR + 5.200%)	8.897%	9/26/33	920,000	975,900 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	6.747%	1/25/34	790,000	840,470 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA5 M2 (30 Day Average SOFR + 1.650%)	5.347%	1/25/34	32,848	32,974 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-1 M	4.750%	7/25/58	664,424	655,418 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 M	4.250%	8/25/59	929,437	907,817 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2024-1 M	5.000%	11/25/63	320,000	282,537 (a)(g)
Federal National Mortgage Association (FNMA) — CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	7.912%	7/25/39	821,489	832,425 (a)(g)
Federal National Mortgage Association (FNMA) — CAS, 2020-R01 1B1 (30 Day Average SOFR + 3.364%)	7.062%	1/25/40	260,000	265,158 (a)(g)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B1 (30 Day Average SOFR + 3.100%)	6.797%	10/25/41	520,000	527,961 (a)(g)
Federal National Mortgage Association (FNMA) — CAS, 2022-R01 1B1 (30 Day Average SOFR + 3.150%)	6.847%	12/25/41	100,000	101,918 (a)(g)
Federal National Mortgage Association (FNMA) — CAS, 2022-R05 2B2 (30 Day Average SOFR + 7.000%)	10.697%	4/25/42	930,000	991,877 (a)(g)
See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(o) — continued
Federal National Mortgage Association (FNMA) — CAS, 2024-R01 1B1 (30 Day Average SOFR + 2.700%)	6.397%	1/25/44	280,000	$289,372 (a)(g)
Federal National Mortgage Association (FNMA) — CAS, 2025-R02 1B1 (30 Day Average SOFR + 1.950%)	5.647%	2/25/45	270,000	272,841 (a)(g)
GS Mortgage Securities Trust, 2014-GC24 B	4.497%	9/10/47	2,170,000	2,110,630 (g)
LHOME Mortgage Trust, 2024-RTL4 M1	7.792%	7/25/39	1,200,000	1,220,903 (a)(g)
LHOME Mortgage Trust, 2025-RTL1 M1	7.023%	1/25/40	680,000	692,365 (a)(g)
NYC Commercial Mortgage Trust, 2025-28L F	8.130%	11/5/38	600,000	614,829 (a)(g)
NYC Commercial Mortgage Trust, 2025-28L G	9.321%	11/5/38	1,400,000	1,418,515 (a)(g)
ONE Mortgage Trust, 2021-PARK E (1 mo. Term SOFR + 1.864%)	5.544%	3/15/36	2,100,000	2,096,274 (a)(g)
ROCK Trust, 2024-CNTR E	8.819%	11/13/41	2,100,000	2,238,062 (a)
SMRT, 2022-MINI F (1 mo. Term SOFR + 3.350%)	7.031%	1/15/39	2,050,000	2,026,446 (a)(g)
Verus Securitization Trust, 2023-8 B1	8.072%	12/25/68	930,000	944,810 (a)(g)
Wells Fargo Commercial Mortgage Trust, 2015- C28 D	4.137%	5/15/48	921,777	888,141 (g)

Total Collateralized Mortgage Obligations (Cost — $25,137,421)				25,405,982
			Shares
Investments in Underlying Funds — 1.5%
iShares Trust — iShares 0-5 Year High Yield Corporate Bond ETF			81,400	3,508,340
SPDR Series Trust — State Street SPDR Bloomberg Short Term High Yield Bond ETF			192,650	4,899,089

Total Investments in Underlying Funds (Cost — $8,381,220)				8,407,429
	Rate	Maturity Date	Face Amount†
Convertible Bonds & Notes — 0.6%
Communication Services — 0.1%
Media — 0.1%
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK)	3.875%	11/30/30	131,066	454,880 (b)

Consumer Discretionary — 0.1%
Hotels, Restaurants & Leisure — 0.1%
NCL Corp. Ltd., Senior Notes	1.125%	2/15/27	320,000	320,960
See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Industrials — 0.2%
Aerospace & Defense — 0.2%
AeroVironment Inc., Senior Notes	0.000%	7/15/30	690,000	$813,165
BWX Technologies Inc., Senior Notes	0.000%	11/1/30	390,000	403,065 (a)
Voyager Technologies Inc., Senior Notes	0.750%	11/15/30	140,000	173,530 (a)

Total Industrials				1,389,760
Information Technology — 0.2%
Software — 0.1%
Terawulf Inc., Senior Notes	0.000%	5/1/32	630,000	594,153 (a)
Technology Hardware, Storage & Peripherals — 0.1%
Super Micro Computer Inc., Senior Notes	3.500%	3/1/29	783,000	717,502

Total Information Technology				1,311,655
Total Convertible Bonds & Notes (Cost — $3,293,269)				3,477,255
Sovereign Bonds — 0.2%
Argentina — 0.2%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	87,094	76,904
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	446,693	379,019
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	953,791	740,142

Total Sovereign Bonds (Cost — $969,674)				1,196,065
			Shares/Units
Common Stocks — 0.2%
Communication Services — 0.1%
Diversified Telecommunication Services — 0.1%
Altice France Luxco			37,255	712,083 *

Consumer Discretionary — 0.1%
Diversified Consumer Services — 0.1%
WW International Inc.			14,399	291,580 *

Energy — 0.0%††
Oil, Gas & Consumable Fuels — 0.0%††
Permian Production Partners LLC			37,916	0 *(e)(f)(i)

Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC			466	140 *(e)(p)
See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security			Shares/Units	Value

Passenger Airlines — continued
Spirit Aviation Holdings Inc.			80,264	$24,079 *

Total Industrials				24,219
Materials — 0.0%††
Metals & Mining — 0.0%††
Arctic Canadian Diamond Co. Ltd.			871	13,325 *(e)(f)

Total Common Stocks (Cost — $1,809,472)				1,041,207
		Expiration Date	Rights
Rights — 0.0%††
Communication Services — 0.0%††
Diversified Telecommunication Services — 0.0%††
Altice France Luxco (Cost — $0)		—	2,090	34,993 *
			Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $694,222)		3/12/30	57,028	17,108 *(a)(e)(p)
Total Investments before Short-Term Investments (Cost — $543,169,872)				545,530,187
	Rate		Shares
Short-Term Investments — 1.0%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $5,567,523)	3.639%		5,567,523	5,567,523 (q)(r)
Total Investments — 101.0% (Cost — $548,737,395)				551,097,710
Liabilities in Excess of Other Assets — (1.0)%				(5,560,847)
Total Net Assets — 100.0%				$545,536,863

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

 Western Asset Short Duration High Income Fund
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Securities traded on a when-issued or delayed delivery basis.
(e)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(f)	Security is valued using significant unobservable inputs (Note 1).
(g)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	Security has no maturity date. The date shown represents the next call date.
(i)	Value is less than $1.
(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(l)	All or a portion of this loan has not settled as of January 31, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(m)
All or a portion of this loan is unfunded as of January 31, 2026. The interest rate for fully unfunded term loans is to be determined. At January 31, 2026, the total principal amount and market value of unfunded commitments totaled
$311,417 and $313,183, respectively.

(n)	The coupon payment on this security is currently in default as of January 31, 2026.
(o)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(p)	Restricted security (Note 9).
(q)	Rate shown is one-day yield as of the end of the reporting period.
(r)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2026, the total market value of investments in Affiliated
Companies was $5,567,523 and the cost was $5,567,523 (Note 8).

See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Short Duration High Income Fund
Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
CORRA	—	Canadian Overnight Repo Rate Average
DAC	—	Designated Activity Company
DIP	—	Debtor-in-possession
ETF	—	Exchange-Traded Fund
GBP	—	British Pound
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
SPDR	—	Standard & Poor’s Depositary Receipts
USD	—	United States Dollar
At January 31, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	342,030	GBP	253,968	BNP Paribas SA	4/16/26	$(5,448)
CAD	478,773	USD	348,055	Citibank N.A.	4/16/26	4,694
EUR	228,120	USD	267,687	Citibank N.A.	4/16/26	3,704
AUD	809,439	USD	545,492	JPMorgan Chase & Co.	4/16/26	18,010
Net unrealized appreciation on open forward foreign currency contracts						$20,960

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar
At January 31, 2026, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at January 31, 2026[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Nabors Industries Inc., 9.125%, due 1/31/30	$408,000	6/20/29	2.516%	1.000% quarterly	$(19,141)	$(50,320)	$31,179

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

 Western Asset Short Duration High Income Fund
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at January 31, 2026[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Transocean Inc., 8.000%, due 2/1/27	$408,000	6/20/29	2.590%	1.000% quarterly	$20,053	$35,258	$(15,205)

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii)
receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.
See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
January 31, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $543,169,872)	$545,530,187
Investments in affiliated securities, at value (Cost — $5,567,523)	5,567,523
Foreign currency, at value (Cost — $2)	2
Cash	3,200,853
Interest receivable	9,153,072
Principal paydown receivable	936,543
Receivable for Fund shares sold	829,147
Receivable from brokers — net variation margin on centrally cleared swap contracts	356,931
Dividends receivable from affiliated investments	41,179
Unrealized appreciation on forward foreign currency contracts	26,408
Prepaid expenses	69,783
Total Assets	565,711,628
Liabilities:
Payable for securities purchased	17,913,331
Payable for Fund shares repurchased	1,593,380
Investment management fee payable	248,561
Service and/or distribution fees payable	95,173
Distributions payable	82,700
Principal payup payable	10,101
Unrealized depreciation on forward foreign currency contracts	5,448
Trustees’ fees payable	1,441
Accrued expenses	224,630
Total Liabilities	20,174,765
Total Net Assets	$545,536,863
Net Assets:
Par value (Note 7)	$1,128
Paid-in capital in excess of par value	780,187,916
Total distributable earnings (loss)	(234,652,181)
Total Net Assets	$545,536,863
See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

Net Assets:
Class A	$397,513,111
Class C	$13,074,371
Class C1	$190,791
Class R	$46,232
Class I	$134,712,358
Shares Outstanding:
Class A	82,236,819
Class C	2,702,968
Class C1	39,175
Class R	9,589
Class I	27,762,996
Net Asset Value:
Class A (and redemption price)	$4.83
Class C*	$4.84
Class C1*	$4.87
Class R (and redemption price)	$4.82
Class I (and redemption price)	$4.85
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$4.94

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended January 31, 2026

Investment Income:
Interest	$19,801,519
Dividends from unaffiliated investments	337,755
Dividends from affiliated investments	220,658
Total Investment Income	20,359,932
Expenses:
Investment management fee (Note 2)	1,431,977
Service and/or distribution fees (Notes 2 and 5)	548,290
Transfer agent fees (Notes 2 and 5)	226,721
Registration fees	56,946
Fund accounting fees	38,787
Audit and tax fees	23,466
Legal fees	13,741
Shareholder reports	11,610
Trustees’ fees	6,823
Commitment fees (Note 10)	2,029
Custody fees	1,697
Insurance	1,603
Miscellaneous expenses	6,791
Total Expenses	2,370,481
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(6,548)
Net Expenses	2,363,933
Net Investment Income	17,995,999
Realized and Unrealized Gain (Loss) on Investments, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(6,196,919)
Swap contracts	188,808
Forward foreign currency contracts	1,406
Foreign currency transactions	108
Net Realized Loss	(6,006,597)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	7,177,998
Swap contracts	224,627
Forward foreign currency contracts	42,130
Foreign currencies	243
Change in Net Unrealized Appreciation (Depreciation)	7,444,998
Net Gain on Investments, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	1,438,401
Increase in Net Assets From Operations	$19,434,400
See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended January 31, 2026 (unaudited) and the Year Ended July 31, 2025	2026	2025
Operations:
Net investment income	$17,995,999	$34,746,131
Net realized gain (loss)	(6,006,597)	855,942
Change in net unrealized appreciation (depreciation)	7,444,998	2,037,107
Increase in Net Assets From Operations	19,434,400	37,639,180
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(18,565,835)	(35,669,853)
Decrease in Net Assets From Distributions to Shareholders	(18,565,835)	(35,669,853)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	100,124,643	144,082,022
Reinvestment of distributions	18,055,972	34,712,760
Cost of shares repurchased	(69,031,919)	(178,804,290)
Increase (Decrease) in Net Assets From Fund Share Transactions	49,148,696	(9,508)
Increase in Net Assets	50,017,261	1,959,819
Net Assets:
Beginning of period	495,519,602	493,559,783
End of period	$545,536,863	$495,519,602
See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class A Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$4.82	$4.80	$4.75	$4.78	$5.32	$4.97
Income (loss) from operations:
Net investment income	0.17	0.34	0.35	0.32	0.23	0.23
Net realized and unrealized gain (loss)	0.01	0.03	0.05	(0.02)	(0.52)	0.36
Total income (loss) from operations	0.18	0.37	0.40	0.30	(0.29)	0.59
Less distributions from:
Net investment income	(0.17)	(0.35)	(0.35)	(0.33)	(0.25)	(0.24)
Total distributions	(0.17)	(0.35)	(0.35)	(0.33)	(0.25)	(0.24)
Net asset value, end of period	$4.83	$4.82	$4.80	$4.75	$4.78	$5.32
Total return[3]	3.82%	7.86%	8.81%	6.66%	(5.60)%	12.20%
Net assets, end of period (millions)	$398	$370	$341	$273	$265	$287
Ratios to average net assets:
Gross expenses	0.95%[4]	0.96%	0.97%	0.99%	0.99%	1.00%
Net expenses[5,6]	0.95 [4]	0.96	0.97	0.99	0.99	1.00
Net investment income	6.87 [4]	6.99	7.29	6.79	4.57	4.45
Portfolio turnover rate	31%	47%	65%	32%	41%	88%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended January 31, 2026 (unaudited).
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class A shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class C Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$4.83	$4.80	$4.76	$4.78	$5.32	$4.97
Income (loss) from operations:
Net investment income	0.15	0.30	0.31	0.28	0.20	0.19
Net realized and unrealized gain (loss)	0.01	0.04	0.05	(0.00)[3]	(0.52)	0.37
Total income (loss) from operations	0.16	0.34	0.36	0.28	(0.32)	0.56
Less distributions from:
Net investment income	(0.15)	(0.31)	(0.32)	(0.30)	(0.22)	(0.21)
Total distributions	(0.15)	(0.31)	(0.32)	(0.30)	(0.22)	(0.21)
Net asset value, end of period	$4.84	$4.83	$4.80	$4.76	$4.78	$5.32
Total return[4]	3.45%	7.32%	8.03%	5.90%	(6.27)%	11.40%
Net assets, end of period (000s)	$13,074	$12,433	$13,252	$11,944	$13,447	$21,565
Ratios to average net assets:
Gross expenses	1.66%[5]	1.67%	1.69%	1.71%	1.71%	1.71%
Net expenses[6,7]	1.66 [5]	1.67	1.69	1.71	1.71	1.71
Net investment income	6.16 [5]	6.28	6.56	6.03	3.81	3.74
Portfolio turnover rate	31%	47%	65%	32%	41%	88%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended January 31, 2026 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C shares did not exceed 1.75%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class C1 Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$4.86	$4.83	$4.79	$4.81	$5.35	$4.99
Income (loss) from operations:
Net investment income	0.15	0.31	0.32	0.30	0.21	0.21
Net realized and unrealized gain (loss)	0.02	0.04	0.05	(0.01)	(0.52)	0.37
Total income (loss) from operations	0.17	0.35	0.37	0.29	(0.31)	0.58
Less distributions from:
Net investment income	(0.16)	(0.32)	(0.33)	(0.31)	(0.23)	(0.22)
Total distributions	(0.16)	(0.32)	(0.33)	(0.31)	(0.23)	(0.22)
Net asset value, end of period	$4.87	$4.86	$4.83	$4.79	$4.81	$5.35
Total return[3]	3.45%	7.50%	8.26%	6.19%	(5.97)%	11.66%
Net assets, end of period (000s)	$191	$228	$417	$1,054	$1,207	$2,351
Ratios to average net assets:
Gross expenses	1.64%[4]	1.49%	1.47%	1.43%	1.45%	1.44%
Net expenses[5,6]	1.64 [4]	1.49	1.47	1.43	1.45	1.43
Net investment income	6.16 [4]	6.46	6.78	6.32	4.07	4.05
Portfolio turnover rate	31%	47%	65%	32%	41%	88%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended January 31, 2026 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[6]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class R Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$4.81	$4.79	$4.74	$4.77	$5.32	$4.96
Income (loss) from operations:
Net investment income	0.16	0.32	0.32	0.30	0.21	0.21
Net realized and unrealized gain (loss)	0.01	0.02	0.06	(0.01)	(0.53)	0.38
Total income (loss) from operations	0.17	0.34	0.38	0.29	(0.32)	0.59
Less distributions from:
Net investment income	(0.16)	(0.32)	(0.33)	(0.32)	(0.23)	(0.23)
Total distributions	(0.16)	(0.32)	(0.33)	(0.32)	(0.23)	(0.23)
Net asset value, end of period	$4.82	$4.81	$4.79	$4.74	$4.77	$5.32
Total return[3]	3.80%	7.40%	8.35%	6.30%	(6.16)%	11.81%
Net assets, end of period (000s)	$46	$40	$49	$43	$37	$147
Ratios to average net assets:
Gross expenses	1.52%[4]	1.46%	1.67%	1.39%	1.41%	1.35%
Net expenses[5,6]	1.40 [4]	1.40	1.40	1.39	1.40	1.35
Net investment income	6.44 [4]	6.57	6.86	6.41	4.01	4.09
Portfolio turnover rate	31%	47%	65%	32%	41%	88%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended January 31, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class R shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class I Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$4.84	$4.82	$4.77	$4.80	$5.34	$4.99
Income (loss) from operations:
Net investment income	0.17	0.35	0.36	0.33	0.25	0.24
Net realized and unrealized gain (loss)	0.02	0.03	0.06	(0.01)	(0.52)	0.37
Total income (loss) from operations	0.19	0.38	0.42	0.32	(0.27)	0.61
Less distributions from:
Net investment income	(0.18)	(0.36)	(0.37)	(0.35)	(0.27)	(0.26)
Total distributions	(0.18)	(0.36)	(0.37)	(0.35)	(0.27)	(0.26)
Net asset value, end of period	$4.85	$4.84	$4.82	$4.77	$4.80	$5.34
Total return[3]	3.94%	8.11%	9.08%	6.94%	(5.31)%	12.47%
Net assets, end of period (000s)	$134,712	$113,148	$138,703	$106,586	$90,785	$75,702
Ratios to average net assets:
Gross expenses	0.70%[4]	0.73%	0.72%	0.73%	0.73%	0.72%
Net expenses[5,6]	0.70 [4]	0.72	0.72	0.72	0.73	0.72
Net investment income	7.12 [4]	7.23	7.53	7.07	4.85	4.69
Portfolio turnover rate	31%	47%	65%	32%	41%	88%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended January 31, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class I shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Short Duration High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities, including exchange-traded funds, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts
Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$47,820,807	$2,754,595	$50,575,402
Financials	—	48,981,343	0 *	48,981,343
Other Corporate Bonds & Notes	—	319,993,334	—	319,993,334
Senior Loans:
Communication Services	—	7,581,729	1,532,271	9,114,000
Consumer Discretionary	—	7,634,393	2,872,328	10,506,721
Information Technology	—	5,343,920	2,486,169	7,830,089
Materials	—	2,015,308	417,113	2,432,421
Other Senior Loans	—	21,801,306	—	21,801,306
Asset-Backed Securities	—	34,715,532	—	34,715,532
Collateralized Mortgage Obligations	—	25,405,982	—	25,405,982
Investments in Underlying Funds	$8,407,429	—	—	8,407,429
Convertible Bonds & Notes	—	3,477,255	—	3,477,255
Sovereign Bonds	—	1,196,065	—	1,196,065
Common Stocks:
Communication Services	—	712,083	—	712,083
Consumer Discretionary	291,580	—	—	291,580
Energy	—	—	0 *	0*
Industrials	24,079	140	—	24,219
Materials	—	—	13,325	13,325
Rights	—	34,993	—	34,993
Warrants	—	17,108	—	17,108
Total Long-Term Investments	8,723,088	526,731,298	10,075,801	545,530,187
Short-Term Investments†	5,567,523	—	—	5,567,523
Total Investments	$14,290,611	$526,731,298	$10,075,801	$551,097,710
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$26,408	—	$26,408
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	31,179	—	31,179
Total Other Financial Instruments	—	$57,587	—	$57,587
Total	$14,290,611	$526,788,885	$10,075,801	$551,155,297
Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$5,448	—	$5,448
Centrally Cleared Credit Default Swaps on Corporate Issues — Buy Protection††	—	15,205	—	15,205
Total	—	$20,653	—	$20,653

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2025	Accrued premiums/ discounts	Realized gain (loss)[1]	Change in unrealized appreciation (depreciation)[2]	Purchases
Corporate Bonds & Notes:
Energy	$2,385,297	$3,582	—	$142,093	$223,623
Financials	0 *	—	—	—	—
Health Care	0 *	—	$3,195	—	—
Senior Loans:
Communication Services	1,543,831	870	66	(4,796)	—
Consumer Discretionary	1,442,895	4,021	1,139	57,699	2,797,437
Information Technology	—	4,482	187	(165,000)	—
Materials	858,230	—	—	(483,793)	42,676
Common Stocks:
Energy	0 *	—	—	—	—
Materials	23,871	—	—	(10,546)	—
Total	$6,254,124	$12,955	$4,587	$(464,343)	$3,063,736

Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

Investments in Securities (cont’d)	Sales	Transfers into Level 3[3]	Transfers out of Level 3	Balance as of January 31, 2026	Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2026[2]
Corporate Bonds & Notes:
Energy	—	—	—	$2,754,595	$142,093
Financials	—	—	—	0 *	—
Health Care	$(3,195)	—	—	—	—
Senior Loans:
Communication Services	(7,700)	—	—	1,532,271	(4,796)
Consumer Discretionary	(1,430,863)	—	—	2,872,328	71,422
Information Technology	(6,700)	$2,653,200	—	2,486,169	(165,000)
Materials	—	—	—	417,113	(483,793)
Common Stocks:
Energy	—	—	—	0 *	—
Materials	—	—	—	13,325	(10,546)
Total	$(1,448,458)	$2,653,200	—	$10,075,801	$(450,620)

*	Amount represents less than $1.
[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.
[2]
This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation)
resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]
Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs in the valuation obtained from independent third party pricing services or broker/dealer quotations.

(b) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract,
Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(c) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of January 31, 2026, the total notional value of all credit default swaps to sell protection was $408,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

For average notional amounts of swaps held during the six months ended January 31, 2026, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap, provided that there is no credit event. If the Fund is a seller of protection and a credit event  occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the  Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the  Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
(d) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(e) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At January 31, 2026, the Fund had sufficient cash and/or securities to cover these commitments.
(f) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(g) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(h) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(i) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(j) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of
Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across  transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of January 31, 2026, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $5,448. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(l) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(m) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(n) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(o) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.55% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset London a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to Western Asset London to manage.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R and Class I shares did not exceed 1.00%, 1.75%, 1.40% and 0.85%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the six months ended January 31, 2026, fees waived and/or expenses reimbursed amounted to $6,548, which included an affiliated money market fund waiver of $6,523.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at January 31, 2026, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

Class R
Expires July 31, 2026	$108
Expires July 31, 2027	25
Expires July 31, 2028	25
Total fee waivers/expense reimbursements subject to recapture	$158
For the six months ended January 31, 2026, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin

Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended January 31, 2026, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $5,220 was earned by Investor Services.
There is a maximum initial sales charge of 2.25% for Class A shares. Class C shares and Class C1 shares have a 1.00% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 0.50% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended January 31, 2026, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$22,465	—
CDSCs	6,856	$636
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended January 31, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$214,762,985	—
Sales	156,568,773	$107,921
At January 31, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$551,915,474	$15,158,197	$(15,975,961)	$(817,764)
Forward foreign currency contracts	—	26,408	(5,448)	20,960
Swap contracts	(15,062)	31,179	(15,205)	15,974
Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at January 31, 2026.

ASSET DERIVATIVES[1]
	Foreign Exchange Risk	Credit Risk	Total
Forward foreign currency contracts	$26,408	—	$26,408
Centrally cleared swap contracts[2]	—	$31,179	31,179
Total	$26,408	$31,179	$57,587

LIABILITY DERIVATIVES[1]
	Foreign Exchange Risk	Credit Risk	Total
Forward foreign currency contracts	$5,448	—	$5,448
Centrally cleared swap contracts[2]	—	$15,205	15,205
Total	$5,448	$15,205	$20,653

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended January 31, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Credit Risk	Total
Swap contracts	—	$188,808	$188,808
Forward foreign currency contracts	$1,406	—	1,406
Total	$1,406	$188,808	$190,214

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Credit Risk	Total
Swap contracts	—	$224,627	$224,627
Forward foreign currency contracts	$42,130	—	42,130
Total	$42,130	$224,627	$266,757

Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

During the six months ended January 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Forward foreign currency contracts (to buy)	$1,149,463
Forward foreign currency contracts (to sell)	194,232
Average Notional Balance**
Credit default swap contracts (buy protection)	$624,429
Credit default swap contracts (sell protection)	4,321,714

*	Based on the average of the market values at each month-end during the period.
**	Based on the average of the notional amounts at each month-end during the period.
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of January 31, 2026.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2,3]
BNP Paribas SA	—	$(5,448)	$(5,448)	—	$(5,448)
Citibank N.A.	$8,398	—	8,398	—	8,398
JPMorgan Chase & Co.	18,010	—	18,010	—	18,010
Total	$26,408	$(5,448)	$20,960	—	$20,960

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[3]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
For the six months ended January 31, 2026, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$483,608	$168,177
Class C	63,843	2,863
Class C1	732	345
Class R	107	88
Class I	—	55,248
Total	$548,290	$226,721
For the six months ended January 31, 2026, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$4,842
Class C	159
Class C1	3
Class R	26
Class I	1,518
Total	$6,548
6. Distributions to shareholders by class

	Six Months Ended January 31, 2026	Year Ended July 31, 2025
Net Investment Income:
Class A	$13,713,536	$25,856,320
Class C	407,102	817,222
Class C1	6,656	27,195
Class R	1,428	2,719
Class I	4,437,113	8,966,397
Total	$18,565,835	$35,669,853
7. Shares of beneficial interest
At January 31, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended January 31, 2026		Year Ended July 31, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	12,384,743	$59,951,313	17,796,071	$85,685,150
Shares issued on reinvestment	2,788,259	13,503,045	5,281,939	25,454,619
Shares repurchased	(9,562,279)	(46,264,794)	(17,537,132)	(84,360,276)
Net increase	5,610,723	$27,189,564	5,540,878	$26,779,493
Class C
Shares sold	452,182	$2,188,885	694,155	$3,347,064
Shares issued on reinvestment	80,634	390,880	162,770	784,842
Shares repurchased	(405,282)	(1,963,142)	(1,041,230)	(5,008,607)
Net increase (decrease)	127,534	$616,623	(184,305)	$(876,701)
Class C1
Shares sold	631	$3,077	32,883	$159,008
Shares issued on reinvestment	1,350	6,594	5,602	27,189
Shares repurchased	(9,650)	(47,106)	(77,848)	(376,163)
Net decrease	(7,669)	$(37,435)	(39,363)	$(189,966)
Class R
Shares sold	1,124	$5,429	1,710	$8,212
Shares issued on reinvestment	296	1,428	565	2,719
Shares repurchased	(58)	(280)	(4,234)	(20,535)
Net increase (decrease)	1,362	$6,577	(1,959)	$(9,604)
Class I
Shares sold	7,818,274	$37,975,939	11,349,945	$54,882,588
Shares issued on reinvestment	854,260	4,154,025	1,744,525	8,443,391
Shares repurchased	(4,273,929)	(20,756,597)	(18,519,757)	(89,038,709)
Net increase (decrease)	4,398,605	$21,373,367	(5,425,287)	$(25,712,730)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for
Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
all or some portion of the six months ended January 31, 2026. The following transactions were effected in such company for the six months ended January 31, 2026.

	Affiliate Value at July 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$8,810,746	$111,565,191	111,565,191	$114,808,414	114,808,414

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$220,658	—	$5,567,523
9. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 1/31/2026	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	466	3/25	$5,673	$140	$0.30	0.00%(a)
Spirit Airlines LLC, Warrants	57,028	3/25	694,222	17,108 (b)	0.30	0.00 (a)
Total			$699,895	$17,248		0.00% (a)

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

10. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.

Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended January 31, 2026.
11. Deferred capital losses
As of July 31, 2025, the Fund had deferred capital losses of $229,628,045, which have no expiration date, that will be available to offset future taxable capital gains.
12. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Western Asset Short Duration High Income Fund 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Western Asset Short Duration High Income Fund

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Western Asset
Short Duration High Income Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Short Duration High Income Fund
The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.
Western Asset Short Duration High Income Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Short Duration High Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90025-SFSOI 3/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 25, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	March 25, 2026